Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of cash flows - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	$ (1,229,822)	$ (285,630)	$ (344,629)	$ (1,574,451)	$ (2,934,408)
Change in fair value of warrant liability
Offering costs allocated to derivative warrant liabilities
Initial value of Class A ordinary shares subject to possible redemption			287,041,190	287,041,190	287,041,190
Change in value of Class A ordinary shares subject to possible redemption			(254,200)	(1,229,820)	(2,843,980)
Adjustments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	(22,020,000)	292,353	292,353	(21,727,647)	(33,607,647)
Change in fair value of warrant liability			(1,170,000)	20,850,000	32,730,000
Offering costs allocated to derivative warrant liabilities			877,647	877,647	877,647
Initial value of Class A ordinary shares subject to possible redemption			(24,214,650)	(24,214,650)	(24,214,650)
Change in value of Class A ordinary shares subject to possible redemption			1,184,650	(22,020,000)	(32,715,350)
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	$ (23,249,822)	$ 6,723	(52,276)	(23,302,098)	(36,542,055)
Change in fair value of warrant liability			(1,170,000)	20,850,000	32,730,000
Offering costs allocated to derivative warrant liabilities			877,647	877,647	877,647
Initial value of Class A ordinary shares subject to possible redemption			262,826,540	262,826,540	262,826,540
Change in value of Class A ordinary shares subject to possible redemption			$ 930,450	$ (23,249,820)	$ (35,559,330)